Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 15,831,613	$ 14,609,727	$ 13,800,282
Cost of revenues	10,835,767	9,871,330	9,199,029
Gross profit	4,995,846	4,738,397	4,601,253
Research and development	122,114	125,805	111,631
Operating income	2,254,533	2,256,196	2,218,573
Investment gain			139,600
Income before income taxes	1,843,406	1,847,635	1,932,113
Income tax expense	583,598	592,012	605,136
Net Income	1,259,808	1,255,623	1,326,977
Less: Net income attributable to noncontrolling interests	214,542	145,733	140,168
Income attributable to the Company	1,045,266	1,109,890	1,186,809
Current assets:
Cash and cash equivalents	633,855	682,777	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,203,655	3,037,274
Accounts receivable from related parties	193,225	153,118
Inventories	1,115,554	1,097,104
Prepaid expenses and other current assets	1,333,067	1,037,391
Deferred tax asset, current	245,354	279,052
Total current assets	6,724,710	6,286,716
Property, plant and equipment, net	3,290,180	3,091,954
Intangible assets	869,411	757,876
Goodwill	13,082,180	11,658,187
Deferred tax asset, non-current	141,052	104,167
Total assets	25,447,101	23,119,906
Current liabilities:
Accounts payable	573,184	542,597
Accounts payable to related parties	140,731	123,929
Accrued expenses and other current liabilities	2,197,245	2,012,533
Short-term borrowings and other financial liabilities	132,693	96,648
Short Term Borrowings Due To Related Parties Current	5,357	62,342
Current portion of long-term debt and capital lease obligations	313,607	511,370
Income tax payable, current	79,687	170,360
Deferred tax liability, current	34,787	34,194
Total current liabilities	3,477,291	3,553,973
Total long-term debt less current maturities	9,080,277	7,746,920
Other liabilities	411,976	329,561
Pension liabilities	642,318	435,858
Income tax payable, non-current	177,601	176,933
Deferred tax liability, non-current	804,609	743,390
Total liabilities	14,594,072	12,986,635
Noncontrolling interests subject to put provisions	824,658	648,251
Company shareholders' equity	9,443,313	9,234,564
Noncontrolling interests not subject to put provisions	585,058	250,456
Total equity	10,028,371	9,485,020
Total liabilities and equity	25,447,101	23,119,906
Consolidated Statements of Comprehensive Income
Net Income	1,259,808	1,255,623	1,326,977
Other comprehensive income (loss), net of tax	(543,242)	(60,518)	(6,525)
Total comprehensive income	716,566	1,195,105	1,320,452
Comprehensive income attributable to noncontrolling interests	(208,456)	(143,689)	(139,989)
Comprehensive income attributable to the Company	508,110	1,051,416	1,180,463
Issuers [Member]
Consolidated Statements of Income
Interest, net	6,930	6,871	6,839
Income before income taxes	6,930	6,871	6,839
Income tax expense	2,524	2,494	2,482
Net Income	4,406	4,377	4,357
Income attributable to the Company	4,406	4,377	4,357
Current assets:
Cash and cash equivalents	1	0	1	1
Accounts receivable from related parties	1,266,916	1,269,092
Total current assets	1,266,917	1,269,092
Total assets	1,266,917	1,269,092
Current liabilities:
Accrued expenses and other current liabilities	29,771	29,770
Total current liabilities	29,771	29,770
Total long-term debt less current maturities	1,162,534	1,167,466
Income tax payable, non-current	637	2,287
Total liabilities	1,192,942	1,199,523
Company shareholders' equity	73,975	69,569
Total equity	73,975	69,569
Total liabilities and equity	1,266,917	1,269,092
Consolidated Statements of Comprehensive Income
Net Income	4,406	4,377	4,357
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative	234,170	184,054	59,222
Operating income	(234,170)	(184,054)	(59,222)
Interest, net	(238,554)	(210,759)	(216,914)
Other, net	(1,555,399)	(1,545,184)	(1,531,505)
Income before income taxes	1,082,675	1,150,371	1,255,369
Income tax expense	37,409	40,481	68,560
Net Income	1,045,266	1,109,890	1,186,809
Income attributable to the Company	1,045,266	1,109,890	1,186,809
Current assets:
Cash and cash equivalents	117	13	78	2
Accounts receivable from related parties	5,558,131	960,137
Prepaid expenses and other current assets	76,846	71,939
Total current assets	5,635,094	1,032,089
Property, plant and equipment, net	566	734
Intangible assets	945	501
Deferred tax asset, non-current	81,555	80,931
Other assets	9,154,819	13,955,933
Total assets	14,872,979	15,070,188
Current liabilities:
Accounts payable	1,844	2,193
Accounts payable to related parties	1,452,812	1,896,712
Accrued expenses and other current liabilities	61,367	45,897
Short-term borrowings and other financial liabilities	1	60
Current portion of long-term debt and capital lease obligations	55,391	271,090
Income tax payable, current	13,663	114,197
Deferred tax liability, current	1,573	2,331
Total current liabilities	1,586,651	2,332,480
Total long-term debt less current maturities	855,029	96,699
Long term borrowings from related parties	2,891,256	3,359,606
Other liabilities	70,823	5,616
Pension liabilities	14,872	10,377
Income tax payable, non-current	11,035	30,846
Total liabilities	5,429,666	5,835,624
Company shareholders' equity	9,443,313	9,234,564
Total equity	9,443,313	9,234,564
Total liabilities and equity	14,872,979	15,070,188
Consolidated Statements of Comprehensive Income
Net Income	1,045,266	1,109,890	1,186,809
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue	2,211,756	2,084,014	1,884,622
Cost of revenues	1,395,295	1,356,114	1,197,337
Gross profit	816,461	727,900	687,285
Selling, general and administrative	198,789	284,589	203,284
Research and development	74,338	72,638	69,025
Operating income	543,334	370,673	414,976
Interest, net	5,029	(5,922)	(2,682)
Other, net	382,870	259,165	261,505
Income before income taxes	425,638	105,586	150,789
Income tax expense	(136,469)	108,837	119,255
Net Income	562,107	(3,251)	31,534
Income attributable to the Company	15,225	(3,251)	31,534
Current assets:
Cash and cash equivalents	5,722	4,490	501	144
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	165,090	152,480
Accounts receivable from related parties	840,302	815,748
Inventories	231,127	287,625
Prepaid expenses and other current assets	43,387	41,240
Total current assets	1,285,628	1,301,583
Property, plant and equipment, net	260,662	238,469
Intangible assets	64,679	73,166
Goodwill	55,312	62,829
Deferred tax asset, non-current	38,291	14,209
Other assets	45,297	47,661
Total assets	1,749,869	1,737,917
Current liabilities:
Accounts payable	34,798	28,689
Accounts payable to related parties	587,677	522,719
Accrued expenses and other current liabilities	141,392	129,727
Deferred tax liability, current	7,992	9,002
Total current liabilities	771,859	690,137
Other liabilities	1,615	6,028
Pension liabilities	324,156	254,233
Total liabilities	1,097,630	950,398
Noncontrolling interests subject to put provisions	0	0
Company shareholders' equity	652,239	787,519
Total equity	652,239	787,519
Total liabilities and equity	1,749,869	1,737,917
Consolidated Statements of Comprehensive Income
Net Income	562,107	(3,251)	31,534
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative	147,203	(48,563)	(78,297)
Operating income	(147,203)	48,563	78,297
Interest, net	(198,726)	(176,643)	(156,794)
Other, net	(771,567)	(816,954)	(910,777)
Income before income taxes	165,493	688,874	832,280
Income tax expense	150,268	(50,528)	(30,967)
Net Income	15,225	739,402	863,247
Income attributable to the Company	562,107	739,402	863,247
Current assets:
Accounts receivable from related parties	2,570,654	1,643,394
Prepaid expenses and other current assets	183	167
Total current assets	2,570,837	1,643,561
Other assets	13,267,706	12,583,487
Total assets	15,838,543	14,227,048
Current liabilities:
Accounts payable to related parties	1,662,032	1,600,480
Accrued expenses and other current liabilities	9,240	9,403
Current portion of long-term debt and capital lease obligations	200,000	200,000
Total current liabilities	1,871,272	1,809,883
Total long-term debt less current maturities	2,335,992	2,438,189
Long term borrowings from related parties	2,833,854	2,092,818
Other liabilities	170,149
Total liabilities	7,211,267	6,340,890
Company shareholders' equity	8,392,135	7,651,017
redeemable preferred stock	235,141	235,141
Total equity	8,392,135	7,651,017
Total liabilities and equity	15,838,543	14,227,048
Consolidated Statements of Comprehensive Income
Net Income	15,225	739,402	863,247
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue	17,159,641	15,825,782	14,806,815
Cost of revenues	12,929,889	11,789,397	10,876,513
Gross profit	4,229,752	4,036,385	3,930,302
Selling, general and administrative	2,046,499	2,070,503	2,057,304
Research and development	47,776	53,336	42,442
Operating income	2,135,477	1,912,546	1,830,556
Investment gain			(139,600)
Interest, net	14,181	(22,108)	(71,797)
Income before income taxes	2,149,658	1,890,438	1,898,359
Income tax expense	832,919	684,151	687,964
Net Income	1,316,739	1,206,287	1,210,395
Less: Net income attributable to noncontrolling interests	214,542	145,733	140,168
Income attributable to the Company	1,102,197	1,060,554	1,070,227
Current assets:
Cash and cash equivalents	628,015	672,206	686,457	457,145
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	3,037,010	2,882,736
Accounts receivable from related parties	3,544,817	4,073,975
Inventories	1,038,591	946,790
Prepaid expenses and other current assets	1,182,301	879,085
Deferred tax asset, current	290,064	322,337
Total current assets	9,720,798	9,777,129
Property, plant and equipment, net	3,147,750	2,980,268
Intangible assets	799,958	684,290
Goodwill	13,026,868	11,595,358
Deferred tax asset, non-current	129,927	118,306
Other assets	6,662,384	5,234,132
Total assets	33,487,685	30,389,483
Current liabilities:
Accounts payable	536,542	511,715
Accounts payable to related parties	10,232,251	4,931,344
Accrued expenses and other current liabilities	1,982,051	1,786,709
Short-term borrowings and other financial liabilities	132,692	96,588
Short Term Borrowings Due To Related Parties Current	5,357	62,342
Current portion of long-term debt and capital lease obligations	58,216	40,280
Income tax payable, current	66,024	56,163
Deferred tax liability, current	47,555	64,539
Total current liabilities	13,060,688	7,549,680
Total long-term debt less current maturities	7,783,062	7,478,944
Long term borrowings from related parties	72,505	6,940
Other liabilities	147,015	298,313
Pension liabilities	296,531	171,248
Income tax payable, non-current	48,370	20,262
Deferred tax liability, non-current	831,050	768,156
Total liabilities	22,239,221	16,293,543
Noncontrolling interests subject to put provisions	824,658	648,251
Company shareholders' equity	10,073,889	13,432,374
Noncontrolling interests not subject to put provisions	585,058	250,456
redeemable preferred stock	(235,141)	(235,141)
Total equity	10,658,947	13,682,830
Total liabilities and equity	33,487,685	30,389,483
Consolidated Statements of Comprehensive Income
Net Income	1,316,739	1,206,287	1,210,395
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	(3,539,784)	(3,300,069)	(2,891,155)
Cost of revenues	(3,489,417)	(3,274,181)	(2,874,821)
Gross profit	(50,367)	(25,888)	(16,334)
Selling, general and administrative	(7,462)	(134,187)	29,536
Research and development		(169)	164
Operating income	(42,905)	108,468	(46,034)
Interest, net	13		15,288
Other, net	1,944,096	2,102,973	2,180,777
Income before income taxes	(1,986,988)	(1,994,505)	(2,211,523)
Income tax expense	(303,053)	(193,423)	(242,158)
Net Income	(1,683,935)	(1,801,082)	(1,969,365)
Income attributable to the Company	(1,683,935)	(1,801,082)	(1,969,365)
Current assets:
Cash and cash equivalents		6,068	1,003
Trade accounts receivable less allowance for doubtful accounts of $418,508 in 2014 and $413,165 in 2013	1,555	2,058
Accounts receivable from related parties	(13,587,595)	(8,609,228)
Inventories	(154,164)	(137,311)
Prepaid expenses and other current assets	30,350	44,960
Deferred tax asset, current	(44,710)	(43,285)
Total current assets	(13,754,564)	(8,736,738)
Property, plant and equipment, net	(118,798)	(127,517)
Intangible assets	3,829	(81)
Deferred tax asset, non-current	(108,721)	(109,279)
Other assets	(27,790,638)	(30,600,207)
Total assets	(41,768,892)	(39,573,822)
Current liabilities:
Accounts payable to related parties	(13,794,041)	(8,827,326)
Accrued expenses and other current liabilities	(26,576)	11,027
Deferred tax liability, current	(22,333)	(41,678)
Total current liabilities	(13,842,950)	(8,857,977)
Total long-term debt less current maturities	(3,056,340)	(3,434,378)
Long term borrowings from related parties	(5,797,615)	(5,459,364)
Other liabilities	22,374	19,604
Pension liabilities	6,759
Income tax payable, non-current	117,559	123,538
Deferred tax liability, non-current	(26,441)	(24,766)
Total liabilities	(22,576,654)	(17,633,343)
Company shareholders' equity	(19,192,238)	(21,940,479)
Total equity	(19,192,238)	(21,940,479)
Total liabilities and equity	(41,768,892)	(39,573,822)
Consolidated Statements of Comprehensive Income
Net Income	$ (1,683,935)	$ (1,801,082)	$ (1,969,365)